Financial Instruments and Financial Risk Management (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Opening balance	$ 559
Closing balance	1,601	$ 559
Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	462	3,502	$ 25
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Opening balance	559	237	9
Granted (see note 13(b))	6,681	6,041	253
Exercised	(7,045)	(2,217)
Changes in fair value of warrants issued to investors	(98)	(3,502)	(25)
Closing balance	$ 97	$ 559	$ 237